Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of allowance for credit losses on financial assets [Table Text Block]
Allowance for credit losses for the year ended March 31, 2024
Allowance for doubtful accounts on accounts receivable	$1,459,243

(less allowance collected during the year)	(139,370)

Net additions to allowance for doubtful accounts on accounts receivable	$1,319,873

plus net additions to allowance for doubtful accounts on promissory note receivable	131,089

Allowance for credit losses	$1,450,962

Disclosure of financial commitments by maturity [Table Text Block]
March 31, 2024	Less than 3 months	3 to 12 months	One to five years	Thereafter
Line of credit (Note 1)	$7,463,206	$-	$-	$-
Accounts payable and accrued liabilities	2,977,251	-	-	-
Loans payable to related parties	-	-	2,549,120	-
Lease liabilities	261,355	696,329	3,055,463	2,500,000
Term loan facility	-	2,267,897	-	-
Contingent liabilities	-	136,078	166,810	1,088,858
Other liabilities	-	-	25,699	-
	$10,701,812	$3,100,304	$5,797,092	$3,588,858

Disclosure of foreign currency risk [Table Text Block]
CAD
Cash	$137,887
Accounts Receivable	$66,935
Prepaids and deposits	$147,866
Finance Lease Receivable	$65,315
Accounts Payable and Accrued Liabilities	$(219,636)
Related Party Loan & Interests Payable	$(3,779,798)